Statements of Cash Flows - USD ($)	6 Months Ended
	May 31, 2018	May 31, 2017
Cash flows from operating activities of continuing operations:
Net income (loss)	$ (164,163)	$ (96,430)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of debt discount		27,308
Derivative expense	63,960	101,849
(Gain) loss on derivative liabilities	37,439	(112,149)
(Gain) loss on retirement of debt		(22,000)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	26,764	60,892
Net cash provided by (used in) operating activities	(36,000)	(40,530)
Cash flows from investing activities:
Net cash provided by (used in) financing activities
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	36,000	47,051
Net cash provided by (used in) financing activities	36,000	47,051
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period	3	33
Cash and cash equivalents at end of period	3	6,554
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Beneficial conversion features and original issuance discounts on convertible debentures	85,412	54,617
Common stock issued to reduce convertible and promissory notes payable	17,806	19,264
Unrealized gain (loss) on securities	$ (3,660)